Acquisitions - TransFirst - Goodwill Decrease (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017
TransFirst
Acquisitions
Goodwill adjustment	$ 20,400,000
Merchant Solutions
Acquisitions
Goodwill adjustment		$ 727,000
Merchant Solutions | TransFirst
Acquisitions
Decrease to goodwill due to deferred tax adjustments		12,100,000
Goodwill adjustment		$ 727,000